PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deposits (1)	$609,341	$516,685
Staff advances (2)	294,063	104,950
VAT Credit to be deducted (3)	1,516,675	1,048,418
Advanced service fee (4)	22,895	420,185
Equity transaction (5)	1,010,492	984,026
Other (6)	101,376	271,595
Less: allowance for expected credit losses	(232,504)	(376,571)
Prepaid expenses and other current assets, net	$3,322,338	$2,969,288

(1)	Deposits primarily consist of bidding deposits and a deposit to third-party for participating in production of nature gas.

(2)	Staff advances primarily were cash advances to employees for their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.

(3)

VAT Credit to be deducted refers to the amount of VAT that the Company already paid on purchases but is not yet fully eligible to offset against its output tax in the current period. The Company classified this portion of the VAT credit to be deducted as a current asset, based on the assessment that it will be utilized to offset output tax within the next twelve months.

Since fiscal year 2025, revenues generated by Leishen Nanjing, Leishen Shandong, ZJY Technologies and Sichuan Leishen Hongzhuo were lower than their costs and expenses, resulting in a larger amount of input VAT invoices received compared to output VAT invoices issued. The excess portion could not be deducted in the current period and thus classified as other current assets, to be carried forward for deduction in future periods.

(4)	Advanced service fee primarily were cash advances to third parties for equipment consulting services. As of September 30, 2025, advanced service fee primarily consisted of amounts paid in advance to Beijing Youyi Natural Technology Co., Ltd. ($153,174), Sichuan Zhuoyue Shuxin Technology Co., Ltd. ($ 219,548), and Sichuan Jiahongyi Information Technology Consulting Co., Ltd. ($ 28,147) by ZJY Technologies.

(5)	Equity transaction was the amount payable by Jining Eni Energy Technology Co., Ltd to China Oil Blue Ocean for the purchase of China Oil Blue Ocean’s 40% share in Sichuan TIBO.

(6)	Other primarily consists of prepayment to third parties, such as freight, water and electricity, property management fees.

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The movement of allowance for credit losses for the six months ended March 31, 2026 and 2025 was as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$376,571	$190,303
Reversal of allowance during the period	(152,077)	(22,074)
Exchange differences	8,010	(4,528)
Balance at end of the period	$232,504	$163,701